Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Line Items]
Current deferred tax liability	$ 5	$ 19
Net operating loss and credit carryforwards	565	592
Deferred tax assets, net operating loss or tax credit carryforwards not subject to expiration	208
Tax deductions in excess of financial statement amounts for stock based compensation and tax deductible goodwill	105
Unrecognized tax benefit	160	148	172	166
Unrecognized tax benefit that would affect effective tax rate	118	120	121
Deferred income tax, undistributed earnings of foreign subsidiaries not recognized	2,800
Tax benefit (expense), change in valuation allowance on net deferred tax assets	63	326
Unrecognized tax benefits, accrued interest and penalties	24	30	30
Unrecognized tax benefits, interest and penalties expense	1	6	2
Tax (benefit) expense	(33)	(47)	166
Tax benefit related to the enactment of tax legislation	9
EffectivePriorToAprilFirstTwentyTwelve [Member]
Income Taxes [Line Items]
Corporate Income Tax Rate	25.00%
Effective April First Twenty Twelve [Member]
Income Taxes [Line Items]
Corporate Income Tax Rate	24.00%
Effective April First Twenty Thirteen [Member]
Income Taxes [Line Items]
Corporate Income Tax Rate	23.00%
Amendment [Member]
Income Taxes [Line Items]
Tax (benefit) expense		(40)
Utilization Of Valuation Allowance [Member]
Income Taxes [Line Items]
Tax benefit (expense), change in valuation allowance on net deferred tax assets	(37)	131
Reversal Of Valuation Allowance [Member]
Income Taxes [Line Items]
Tax benefit (expense), change in valuation allowance on net deferred tax assets	$ 100	$ 195